Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum payments under non-cancelable operating leases as of December 31, 2021 are as follows (in thousands):

2022	$4,383
2023	4,474
2024	4,562
2025	4,684
2026	4,775
Thereafter	45,463
Total operating lease obligations	$68,341

Schedule of Future Minimum Lease Payments for Capital Leases	Future payments under capital leases at December 31, 2021, are as follows (in thousands):

2022	$4,890
2023	3,584
2024	2,763
2025	2,451
2026	2,003
Thereafter	49,883
Total capital lease obligations	65,574
Less: amounts representing interest	(43,728)
Present value of net minimum capital lease payments	21,846
Less: current portion	(3,419)
Capital lease obligations, net of current portion	$18,427

Schedule of Material Purchase Commitments
The following sets forth purchase obligations as of December 31, 2021 with a remaining term of at least one year (in thousands):

Contractual Obligations	2022	2023	2024	Total Commitments
Materials, services and reagents provider	$11,184	$663	$—	$11,847
Software provider	3,084	3,092	1,076	$7,252
Research and development	1,910	1,010	64	$2,984
Equipment provider	469	400	139	$1,008
	$16,647	$5,165	$1,279	$23,091